UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-3910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 104.78%
Corporate-Backed Revenue Bonds – 4.24%
Cloquet Pollution Control Revenue Refunding (Potlatch Corporation Project) 5.90% 10/1/26	$6,500,000	$6,661,785
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	8,113,360
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	7,469,437
Seaway Port Authority of Duluth Industrial Development Revenue Refunding (Cargill Inc. Project)
Series E 6.125% 11/1/14	4,500,000	4,552,380
		26,796,962
Education Revenue Bonds – 6.20%
Minnesota State Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,344,097
5.00% 10/1/29 (MBIA)	5,665,000	5,946,041
Minnesota State Higher Education Facilities Authority Revenue (Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,292,000
Series 6-J1 5.00% 5/1/36	2,225,000	2,274,529
Minnesota State Higher Education Facilities Authority Revenue
(College of St. Benedict) Series 4-G 6.20% 3/1/16	1,000,000	1,001,400
(St. Catherine College) Series 5-N1	2,200,000	2,266,220
5.00% 10/1/18
5.25% 10/1/22	1,500,000	1,557,765
5.375% 10/1/32	1,000,000	1,045,350
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	2,000,000	2,069,000
University of Minnesota
&[1] 5.49% 7/1/21	10,500,000	11,909,783
&[2] 5.924% 7/1/18	3,840,000	4,427,443
		39,133,628
Electric Revenue Bonds – 8.54%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,091,530
Minnesota State Municipal Power Agency
5.00% 10/1/35	3,000,000	3,089,430
Series A
5.00% 10/1/34	6,250,000	6,417,437
5.125% 10/1/29	3,000,000	3,116,790
Northern Municipal Power Agency Electric System Revenue
&[3] 5.055% 1/1/13 (FSA)	9,170,000	9,556,470
^Capital Appreciation Series A 5.849% 1/1/09 (AMBAC)	3,815,000	3,593,158
Refunding Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,545,200
Puerto Rico Electric Power Authority Power Revenue Refunding Series GG 4.75% 7/1/21 (FSA)	1,000,000	1,023,770
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)	2,850,000	2,908,197
Southern Minnesota Municipal Power Agency Supply System Revenue
&[4] 5.075% 1/1/14 (AMBAC)	4,000,000	4,309,540
&[5] 5.075% 1/1/15 (AMBAC)	5,900,000	6,400,202
Series A
^Capital Appreciation 4.439% 1/1/25 (MBIA)	5,000,000	2,282,450
5.25% 1/1/15 (AMBAC)	3,000,000	3,254,340
Western Minnesota Municipal Power Agency Revenue 5.00% 1/1/36 (FSA)	2,250,000	2,362,635
		53,951,149
Escrowed to Maturity Bonds – 6.16%
Dakota/Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (MBIA) (GNMA) (AMT)	405,000	529,116
Anoka 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,581,910
Bloomington Mortgage Single Family Residential Mortgage Revenue 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,145,493
Southern Minnesota Municipal Power Agency Supply System Revenue Refunding Series B 5.50% 1/1/15 (AMBAC)	990,000	1,044,292
University of Minnesota Series A 5.50% 7/1/21	2,000,000	2,268,520
Western Minnesota Municipal Power Agency Supply Revenue Series A
6.60% 1/1/10	1,275,000	1,326,714
9.75% 1/1/16 (MBIA)	715,000	997,196
		38,893,241
Health Care Revenue Bonds – 27.47%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	1,500,000	1,543,740

Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	2,700,000	2,763,612
(Evercare Senior Living Project) Series A 6.125% 6/1/35	4,000,000	4,055,040
Bemidji Health Care Facilities First Meeting Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)	740,000	757,597
Bloomington Housing & Redevelopment Authority Revenue (Senior Summerhouse Bloomington Project,
Presbyterian Homes Housing & Assisted Living) 6.125% 5/1/35	3,420,000	3,457,552
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,557,825
Buffalo Health Care Revenue Refunding (Central Minnesota Senior Housing Project) Series A 5.50% 9/1/33	1,270,000	1,279,500
Duluth Economic Development Authority Health Care Facilities Benedictine Health System (St. Mary's Hospital)
5.25% 2/15/28	8,500,000	8,753,300
5.25% 2/15/33	10,000,000	10,292,199
5.50% 2/15/23	1,000,000	1,049,590
Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
5.00% 9/1/29	1,000,000	1,019,560
5.00% 9/1/35	5,850,000	5,936,463
Maple Grove Health Care System Revenue (Maple Grove Hospital Corporation) 5.25% 5/1/37	4,000,000	4,139,920
Minneapolis Health Care Facilities Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30	1,550,000	1,562,834
Minneapolis Health Care System Revenue
(Allina Health) Series A 5.75% 11/15/32	17,300,000	18,399,933
(Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,613,000
5.00% 11/15/34 (AMBAC)	10,750,000	11,204,939
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) 5.00% 11/15/13 (AMBAC)	6,490,000	6,532,574
(Health Partners Obligation Group Project)	650,000	685,016
5.625% 12/1/22
5.875% 12/1/29	1,000,000	1,072,970
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,921,985
(Fairview Health Care System) Series A
5.75% 11/15/26 (MBIA)	180,000	184,995
6.375% 11/15/29	15,000	16,081
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,943,819
Northfield Housing & Redevelopment Authority Revenue Refunding (Northfield Retirement Project) Series A
5.375% 12/1/36	1,000,000	1,000,610
Prior Lake Senior Housing Revenue (Shepherds Path Senior Housing Inc) Series B
5.70% 8/1/36	2,000,000	2,055,860
5.75% 8/1/41	1,000,000	1,016,860
Rochester Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	7,000,000	7,190,540
(Mayo Foundation) Series B 5.50% 11/15/27	700,000	716,800
&[6] Series A 5.49% 11/15/27	4,200,000	4,300,800
&[7] Series B 5.49% 11/15/27	16,750,000	17,152,000
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,030,220
5.25% 9/1/34	7,000,000	7,162,470
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,509,300
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30	9,420,000	9,740,186
5.50% 7/1/25	2,000,000	2,103,980
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	8,000,000	8,206,640
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/35	4,340,000	4,731,425
Series A 5.70% 11/1/15	1,300,000	1,331,252
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	500,295
5.375% 5/1/43	500,000	500,295
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,012,160
Washington County Housing & Redevelopment Authority Revenue (Health East Project) 5.50% 11/15/27	1,000,000	1,018,400
Willmar- Rice Memorial Hospital Project
5.00% 2/1/22 (FSA)	1,000,000	1,043,760
5.00% 2/1/25 (FSA)	1,000,000	1,039,660
Woodbury Economic Development Authority Housing Revenue (Senior Summerhouse Woodbury Project)
Series B 5.75% 6/1/41	2,250,000	2,306,993
		173,414,550

Housing Revenue Bonds – 6.88%
Brooklyn Center Multifamily Housing Revenue Refunding (Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	1,020,110
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)	201,000	204,204
Hopkins Multifamily Housing Revenue (Hopkins Renaissance Project-HUD Section 8) 6.375% 4/1/20	1,000,000	1,021,770
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-HUD Section 8) 5.75% 11/1/28	845,000	846,115
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,557,345
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	750,000	776,025
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,192,559
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	965,000	997,376
(Trinity Apartments-HUD Section 8) Refunding Series A 6.75% 5/1/21	1,715,000	1,787,527
Minnesota State Housing Finance Agency
Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,642,000	1,643,921
Residential Housing
Series A 5.30% 7/1/19	555,000	573,776
Series B 5.35% 1/1/33 (AMT)	2,965,000	3,023,055
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,450,425
Series I
4.85% 7/1/38 (AMT)	2,000,000	1,976,180
5.15% 7/1/38 (AMT)	5,550,000	5,641,353
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,478,715
Minnesota State Housing Finance Agency Single Family Mortgage
Series J 5.90% 7/1/28 (AMT)	465,000	474,472
@Park Rapids Multifamily Housing Revenue (The Court Apartments Project-HUD Section 8) 6.30% 2/1/20	2,805,000	2,825,813
St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue (Sterling Heights Apartments
Project) 7.55% 4/1/39 (AMT)	1,000,000	1,048,370
St. Louis Park Residential Single Family Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)	13,000	13,169
Washington County Housing & Redevelopment Authority Governmental Revenue (Briar Pond)
Series C 7.25% 8/20/34	950,000	938,182
White Bear Lake Multifamily Revenue (Lake Square) Series A 5.875% 2/1/15 (FHA)	1,005,000	1,025,874
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
Apartments-HUD Section 8) 5.85% 6/1/19	910,000	910,055
		43,426,391
Lease Revenue Bonds – 3.57%
Hopkins Housing & Redevelopment Authority (Public Works & Fire Station) Series A
5.00% 2/1/23 (MBIA)	1,210,000	1,258,291
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,608,422
5.00% 2/1/19 (FSA)	1,535,000	1,596,032
5.00% 2/1/20 (FSA)	1,690,000	1,756,468
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series D 5.25% 7/1/36	1,070,000	1,109,751
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,604,800
5.25% 12/1/27	3,840,000	4,035,225
Series 3-12 5.125% 12/1/27	3,000,000	3,145,650
(Robert Street Office Building Project) Series 3-11
4.75% 12/1/23	2,000,000	2,043,180
5.00% 12/1/27	2,500,000	2,603,350
Series 9 5.25% 12/1/27	725,000	764,404
		22,525,573
Local General Obligation Bonds – 19.96%
Big Lake Independent School District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,068,517
5.00% 2/1/20 (FSA)	1,000,000	1,027,420
Bloomington Independent School District #271 Series B 5.00% 2/1/17	5,300,000	5,445,325
Cambridge Independent School District #911 Series A 4.75% 2/1/30 (MBIA)	1,035,000	1,054,582
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)	1,270,000	1,325,982
Dakota County Capital Improvement Series A 4.75% 2/1/26	1,000,000	1,015,570
Dakota County Community Development Agency (Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,318,427
Farmington Independent School District #192 Series B
5.00% 2/1/27 (FSA)	10,705,000	11,214,343
^Capital Appreciation 5.34% 2/1/21 (FSA)	1,500,000	755,475
^Capital Appreciation 5.422% 2/1/20 (FSA)	1,650,000	878,509
Hennepin County Regional Railroad Authority 5.00% 12/1/31	4,030,000	4,139,213
^Lakeville Independent School District #194
Capital Appreciation Series B 5.45% 2/1/19 (FSA)	8,000,000	4,399,280
Series A 4.75% 2/1/22 (FSA)	7,850,000	8,059,280

^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.898% 2/1/14 (MBIA)	1,540,000	1,176,468
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21	1,200,000	1,273,104
Minneapolis Library 5.00% 12/1/25	1,500,000	1,562,880
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,028,590
Morris Independent School District #769 5.00% 2/1/24 (MBIA)	4,875,000	5,123,528
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (MBIA)	2,970,000	3,081,672
5.375% 2/1/24 (FGIC)	6,170,000	6,470,293
New Brighton Tax Increment Series A
5.00% 2/1/26 (MBIA)	1,185,000	1,255,271
5.00% 2/1/27 (MBIA)	1,000,000	1,057,670
5.00% 2/1/28 (MBIA)	1,000,000	1,056,050
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)	3,570,000	3,710,408
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)	3,145,000	3,331,561
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,103,121
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)	1,310,000	1,361,522
Rockford Independent School District #883
&[8] Series A 5.707% 2/1/23 (FSA)	7,020,000	7,322,562
&[9] Series B 5.663% 2/1/21 (FSA)	3,210,000	3,346,345
^Rosemount Independent School District #196 Capital Appreciation Series B
5.80% 4/1/09 (FSA)	1,860,000	1,734,710
5.85% 4/1/10 (FSA)	2,240,000	2,007,802
5.931% 4/1/11 (FSA)	2,600,000	2,237,976
5.96% 4/1/12 (FSA)	1,850,000	1,529,876
6.008% 4/1/13 (FSA)	1,915,000	1,517,350
^Sartell Independent School District #748 Capital Appreciation Refunding Series B
5.976% 2/1/13 (MBIA)	540,000	428,938
6.10% 2/1/15 (MBIA)	1,075,000	786,008
6.15% 2/1/16 (MBIA)	1,750,000	1,225,228
^Sauk Rapids Independent School District #047 Series B
5.982% 2/1/15 (FSA)	2,700,000	1,838,214
6.083% 2/1/17 (FSA)	2,245,000	1,352,725
South Washington County Independent School District #833
&[10] Series 34-A 5.663% 2/1/20 (MBIA)	6,880,000	7,172,228
&[11] Series 34-B 5.663% 2/1/21 (MBIA)	7,290,000	7,599,643
St. Michael Independent School District #885
5.00% 2/1/20 (FSA)	1,970,000	2,056,838
5.00% 2/1/27 (FSA)	3,435,000	3,586,415
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)	1,905,000	1,958,302
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,019,300
5.00% 12/1/34	1,000,000	1,002,170
5.125% 12/1/24	1,000,000	1,016,800
		126,033,491
§Pre-Refunded Bonds – 13.74%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,067,400
Little Canada Multifamily Housing Revenue Alternative Development Company Project
(Montreal Courts Apartments) Series A	1,190,000	1,198,925
6.10% 12/1/17-07
6.25% 12/1/27-07	2,900,000	2,933,176
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,042,670
Minneapolis Community Development Agency Supported Series G-3 5.45% 12/1/31-11	2,000,000	2,127,240
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,356,517
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09	6,265,000	6,398,758
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
Series A
5.00% 1/1/22-08 (AMBAC)	3,440,000	3,499,650
5.125% 1/1/25-09 (FGIC)	100,000	103,042
5.25% 1/1/32-11 (FGIC)	5,000,000	5,232,900
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,084,860
5.25% 1/1/32-11 (FGIC)	8,845,000	9,257,000
5.50% 1/1/17-11 (FGIC)	2,500,000	2,637,175
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System) Series A
5.75% 11/15/26-07 (MBIA)	6,570,000	6,758,493
6.375% 11/15/29-10	485,000	528,097
Minnesota Public Facilities Authority Water Pollution Control Revenue
Series A 5.00% 3/1/20-10	3,000,000	3,091,020
Series B 4.75% 3/1/19-09	2,000,000	2,033,640
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue Series D 5.25% 7/1/36-12	2,930,000	3,112,773

Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,142,417
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	3,890,000	4,160,355
Southern Minnesota Municipal Power Agency Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,150,694
5.75% 1/1/18-13 (AMBAC)	670,000	733,764
5.75% 1/1/18-13 (MBIA)	`1,000,000	1,095,170
		86,745,736
Special Tax Revenue Bonds – 1.78%
^Minneapolis Community Development Agency Tax Increment Revenue 6.674% 9/1/09 (MBIA)	5,750,000	5,279,535
Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue Series B 5.00% 7/1/46	4,000,000	4,097,560
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,887,138
		11,264,233
State General Obligation Bonds – 4.05%
Minnesota State
5.00% 11/1/20 (FSA)	13,675,000	14,140,360
5.00% 8/1/21	2,400,000	2,501,784
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/34	4,500,000	4,617,180
5.50% 7/1/19 (MBIA)	1,500,000	1,699,245
Puerto Rico Commonwealth Series B 5.00% 7/1/35	1,500,000	1,548,015
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,053,450
		25,560,034
Transportation Revenue Bonds – 0.57%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/22 (MBIA)	2,000,000	2,075,300
5.25% 1/1/16 (MBIA)	1,460,000	1,548,593
		3,623,893
Water & Sewer Revenue Bonds – 1.62%
&[12] Minnesota Public Facilities Authority II Water Pollution Control Revenue Series 31-R 5.055% 3/1/18	10,000,000	10,252,050
		10,252,050
Total Municipal Bonds (cost $633,445,715)		661,620,931
	Number of
	Shares
Short-Term Investments – 1.04%
Money Market Instrument– 0.05%
Federated Minnesota Municipal Cash Trust	291,748	291,748

	Principal
	Amount
•Variable Rate Demand Notes 0.99%
Midwest Consortium of Municipal Utilities Revenue (Association Financing Project) Series B 3.76% 10/1/35	$1,725,000	1,725,000
St. Paul Housing & Redevelopment Authority Revenue (Pur-Cretin-Derham Hall Project) 3.78% 2/1/26	300,000	300,000
University of Minnesota Series C 3.77% 12/1/36	4,250,000	4,250,000
		6,275,000
Total Short-Term Investments (cost 6,566,748)		6,566,748

Total Value of Securities – 105.82%
(cost $640,012,463)		668,187,679
Liabilities Net of Receivables and Other Assets (See Notes) – (5.82%)*		(36,777,469)
Net Assets Applicable to 50,968,631 Shares Outstanding – 100.00%		$631,410,210

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2007.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in "Notes."
@Illiquid security. At May 31, 2007, the aggregate amount of illiquid securities equals $3,671,928, which represented 0.58% of the Fund's net assets.
See Note 4 in "Notes."
*Includes $44,380,000 in liability for Inverse Floater programs. See Note 3 in “Notes.”
&1Security held in a trust in connection with the Inverse Floater security $5,250,000, 5.49%, 7/1/21.
&2Security held in a trust in connection with the Inverse Floater security $1,920,000, 5.924%, 7/1/18.
&3Security held in a trust in connection with the Inverse Floater security $4,585,000, 5.055%, 1/1/13.
&4Security held in a trust in connection with the Inverse Floater security $2,000,000, 5.075%, 1/1/14.
&5Security held in a trust in connection with the Inverse Floater security $2,950,000, 5.075%, 1/1/15
&6Security held in a trust in connection with the Inverse Floater security $2,100,000, 5.49%, 11/15/27.
&7Security held in a trust in connection with the Inverse Floater security $8,375,000, 5.49%, 11/15/27.
&8Security held in a trust in connection with the Inverse Floater security $3,510,000, 5.707%, 2/1/23.
&9Security held in a trust in connection with the Inverse Floater security $1,605,000, 5.663%, 2/1/21.
&10Security held in a trust in connection with the Inverse Floater security $3,440,000, 5.663%, 2/1/20.

&11Security held in a trust in connection with the Inverse Floater security $3,645,000, 5.663%, 2/1/21.
&12Security held in a trust in connection with the Inverse Floater security $5,000,000, 5.055%, 3/1/18

For additional information on the Inverse Floater programs, see Note 3 in “Notes.”

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Authority
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA – Insured by the Veterans Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Tax Free Funds - Delaware Tax-Free Minnesota Fund (the “Fund”).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In consideration of the conveyance of the bonds, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes, whereby the cash received is recorded as liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees are recorded on the accrual basis. At May 31, 2007, the Fund had an average daily liability from the participation in inverse floater program of $44,380,000 and recorded interest expense at an average rate of 3.91%.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$595,632,463
Aggregate unrealized appreciation	28,826,443
Aggregate unrealized depreciation	(651,227)
Net unrealized appreciation	$28,175,216

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater program are identified on the Schedule of Investments.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Fund Merger
As of the close of business on April 13, 2007, Delaware Tax-Free Minnesota Municipal Bond Fund (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Minnesota Insured Fund (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Acquiring Fund pursuant to Plans and Agreements of Reorganization (the “Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as non-taxable event and, accordingly, Delaware Tax-Free Minnesota Fund’s basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of Delaware Minnesota Tax -Free Insured Fund, as of the close of business on April 13, 2007 were as follows:

	Net Unrealized	Accumulated Net
Net Assets	Appreciation	Realized Gain/Loss
$226,614,830	$14,463,966	$(137,318)*

*Includes prior year capital loss carryforwards

The net assets of Delaware Minnesota Tax-Free Minnesota Fund prior to the Reorganizations was $407,358,129. The combined net assets of Delaware Tax-Free Minnesota Fund after merger was $633,972,959.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: